Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities
SAFE Agreements	$ 0	$ 0	$ 11,740
Recurring
Liabilities
SAFE Agreements			11,740
Recurring | Level 1
Liabilities
SAFE Agreements			0
Recurring | Level 2
Liabilities
SAFE Agreements			0
Recurring | Level 3
Liabilities
SAFE Agreements			$ 11,740